Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income (USD $) In Millions	Total	Preferred stock [Member]	Shares held in RSU Trust	Common stock [Member]	Capital surplus	Retained earnings	Accumulated other comprehensive income/(loss)	Treasury stock, at cost
Begining balance at Dec. 31, 2007				$ 3,658	$ 78,597	$ 54,715	$ (917)	$ (12,832)
Issuance of stock		31,550		284	11,201
Issuance of preferred stock - conversion of the Bear Stearns preferred stock		352
Accretion of preferred stock discount on issuance to the U.S. Treasury		37
Warrant issued to U.S. Treasury in connection with issuance of preferred stock					1,250
Preferred stock issue cost					(54)
Shares issued and commitments to issue common stock for employee stock-based compensation awards, and related tax effects					859
Net income	5,605					5,605
Dividend declared - Preferred stock						(674)
Common stock ($0.20, $0.20 and $1.52 per share for 2010, 2009 and 2008, respectively)						(5,633)
Net change from the Bear Stearns merger as a result of the reissuance of treasury stock and the Share Exchange agreement								1,150
Resulting from the Bear Stearns merger			(269)
Reissuance from RSU Trust			52
Reissuance from treasury stock								2,454
Reissuance from treasury stock and the Share Exchange agreement					48
Employee stock awards					242
Share repurchases related to employee stock-based compensation awards								(21)
Other comprehensive income/(loss)	(4,770)						(4,770)
Comprehensive income	835
Ending balance at Dec. 31, 2008	166,884	31,939	(217)	3,942	92,143	54,013	(5,687)	(9,249)
Issuance of stock				163	5,593
Accretion of preferred stock discount on issuance to the U.S. Treasury		1,213
Redemption of preferred stock issued to the U.S. Treasury		(25,000)
Shares issued and commitments to issue common stock for employee stock-based compensation awards, and related tax effects					474
Other					(228)
Net income	11,728					11,728
Dividend declared - Preferred stock						(1,328)
Dividend declared - Accelerated amortization from redemption of preferred stock issued to the U.S. Treasury	(1,112)					(1,112)
Common stock ($0.20, $0.20 and $1.52 per share for 2010, 2009 and 2008, respectively)						(820)
Reissuance from RSU Trust			149
Reissuance from treasury stock								2,079
Share repurchases related to employee stock-based compensation awards								(26)
Other comprehensive income/(loss)	5,596						5,596
Comprehensive income	17,324
Ending balance at Dec. 31, 2009	165,365	8,152	(68)	4,105	97,982	62,481	(91)	(7,196)
Redemption of other preferred stock		(352)
Shares issued and commitments to issue common stock for employee stock-based compensation awards, and related tax effects					706
Other					(1,273)
Cumulative effect of changes in accounting principles						(4,376)	(144)
Net income	17,370					17,370
Dividend declared - Preferred stock						(642)
Common stock ($0.20, $0.20 and $1.52 per share for 2010, 2009 and 2008, respectively)						(835)
Reissuance from RSU Trust			15
Purchase of treasury stock								(2,999)
Reissuance from treasury stock								2,040
Share repurchases related to employee stock-based compensation awards								(5)
Other comprehensive income/(loss)	1,236						1,236
Comprehensive income	18,606
Ending balance at Dec. 31, 2010	$ 176,106	$ 7,800	$ (53)	$ 4,105	$ 97,415	$ 73,998	$ 1,001	$ (8,160)